                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24f-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:

                     HARTFORD LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT FIVE
                            P.O. Box 2999
                        Hartford, CT 06104-2999

 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:



 ______________________________________________________________________________
 3. Investment Company Act File Number:

    Securities Act File Number: 33-83654

 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                            December 31, 1996

 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                            N/A                                          / /

 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                            N/A

_______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                            N/A

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                            N/A

 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

                            229,494,810  /  315,120,978
  _____________________________________________________________________________

 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year:

                            229,494,810  /  315,120,978
 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                            N/A
 ______________________________________________________________________________

 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during        $315,120,978
         the fiscal year in reliance on rule 24f-2          ___________________
         (from Item 10):
    (ii) Aggregate price of shares issued in connection     +
         with dividend reinvestment plans (from Item 11,    ___________________
         if applicable):
   (iii) Aggregate price of shares redeemed or repurchased  -  206,623,829
         during the fiscal year (if applicable):            ___________________
    (iv) Aggregate price of shares redeemed or repurchased
         and previously applied as a reduction to filing    +
         fees pursuant to rule 24e-2 (if applicable):       ___________________
     (v) Net aggregate price of securities sold and issued
         during the fiscal year in reliance on rule 24f-2      $108,497,149
         line (i), plus line (ii), less line (iii), plus    ___________________
         line (iv) (if applicable):
    (vi) Multiplier prescribed by Section 8(b) of the       x   1/3300
         Securities Act of 1933 or other applicable law or ___________________ regulation (see instruction C.8):
   (vii) Fee due (line (i) or line (v) multiplied by        =  $32,877.92
         line (vi)):
                                                            ===================

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
              THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                               February 21, 1997
_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*   /s/ Greg Bubnash
                              ------------------------------------
                              Greg Bubnash
                              Assistant Director

  Date  February 10, 1997
        -----------------

*Please print the name and title of the signing officer below the signature.
_______________________________________________________________________________